COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company had no capital commitments contracted but not yet reflected in the financial statements as of December 31, 2023.

Legal contingencies

The Company is not currently involved in any legal proceedings which could result in material loss contingencies.

Risk assurance contingencies

The Company estimated and accrued for the contingent loss related to the risk assurance liability as disclosed in Note 13.